Cover	Apr. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2024
Entity File Number	001-37950
Entity Registrant Name	KARTOON STUDIOS, INC.
Entity Central Index Key	0001355848
Entity Tax Identification Number	20-4118216
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	190 N. Canon Drive, 4th Fl.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	273-4222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TOON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false